EQUITY	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 14:-	EQUITY

a.	Treasury stock:

During the year ended December 31, 2014, the Company's Board of Directors approved a program to repurchase up to $3,000 of its ordinary shares which is the amount that the Company could repurchase according to Israeli law without further approval from the Israeli court. In addition, in November 2014 and May 2015, the Company received court's approvals to purchase up to an additional $15,000 and $15,000 of its ordinary shares, respectively. As of December 31, 2015, pursuant to this program, the Company had repurchased a total of 17,168,127 of its ordinary shares at a total cost of $60,587 (of which 4,762,529 shares were repurchased during the year ended December 31, 2015 for aggregate consideration of $19,523). In January 2016, the Company received court's approval to purchase up to another additional $15,000 of its ordinary shares until May 19, 2016.

b.	Issuance of ordinary shares:

On March 10, 2014, the Company sold in a public offering 4,025,000 of its ordinary shares, including 525,000 shares sold pursuant to the underwriters’ full exercise of their over-allotment option, at a price of $8.00 per share. The Company’s net proceeds from this offering were $29,744, after deducting underwriting discounts, commissions and other offering expenses which amounted to $2,456.

c.	Employee and non-employee Stock Option Plan:

In 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the "Plan") that became effective in January 2009. As of December 31, 2015, the total number of shares authorized for future grant under the Plan is 2,192,345.

Stock options granted under the Plan are generally exercisable at the fair market value of the ordinary shares at the date of grant and usually expire seven or ten years from the date of grant. The options generally vest over four years from the date of grant. Any options that are forfeited or cancelled before expiration become available for future grants.

The following is a summary of the Company's stock option activity and related information for the year ended December 31, 2015:

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Amount	exercise	term (in	intrinsic
	of options	price	years)	value

Options outstanding at beginning of year	3,257,859	$4.23	4.7	$2,440
Changes during the year:
Granted	648,275	$4.20
Exercised	(128,375)	$3.07
Forfeited	(93,625)	$4.42
Expired	(14,000)	$4.17

Options outstanding at end of year	3,670,134	$4.25	4.3	$1,370

Vested and expected to vest	3,523,329	$4.25	4.3	$1,315

Options exercisable at end of year	1,901,674	$4.06	3.2	$1,004

The weighted-average grant-date fair value of options granted during the years ended December 31, 2013, 2014 and 2015 was $3.00, $2.97 and $2.04, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

Total intrinsic value of options exercised for the years ended December 31, 2013, 2014 and 2015 was $2,052, $1,870 and $219, respectively.

During the year ended December 31, 2013, the Company granted 100,000 performance based options to one of its officers. These options will expire five years from the date of grant. The Company currently expects that the performance targets will not be met and therefore no equity based compensation expenses related to these options were recognized. As of December 31, 2015, all of the 100,000 options were outstanding.

The following is a summary of the Company's restricted stock units ("RSUs") activity and related information for the year ended December 31, 2015:

		Weighted
	Number of	average grant
	shares	date fair value

RSUs outstanding at beginning of year	221,004	$4.79
Changes during the year:
Granted	174,518	$3.76
Exercised	(93,099)	$4.61
Forfeited	(3,500)	$4.71

RSUs outstanding at end of year	298,923	$4.25

During the years ended December 31, 2013, 2014 and 2015, the stock based compensation expenses related to the RSUs granted amounted to $371, $517 and $483, respectively.

The following is a summary of warrants issued to non-employees for the year ended December 31, 2015:

		Weighted
	Number of	average
	shares	exercise price

Warrants outstanding at beginning of year	165,000	$4.65
Changes during the year:
Forfeited	(100,000)	$4.80

Warrants outstanding at end of year	65,000	$4.43

Warrants exercisable at end of year	31,250	$4.40

The Group recorded immaterial compensation expenses with respect to the grants of these warrants in accordance with ASC 505-50.

As of December 31, 2015, there was $2,931 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Company's 2008 Equity Incentive Plan. That cost is expected to be recognized over a weighted-average period of 1.05 years.

The options and warrants outstanding as of December 31, 2015, have been separated into ranges of exercise prices, as follows:

	Options	Weighted		Options	Weighted
	outstanding	average	Weighted	exercisable	average
Range of	as of	remaining	average	as of	exercise price of
exercise	December 31,	contractual	exercise	December 31,	exercisable
price	2015	life	price	2015	options
		(Years)

$0.00-1.10	7,000	2.95	$0.00	5,875	$0.00
$1.50-2.51	220,675	2.56	$2.06	166,550	$2.08
$2.57-4.00	1,438,085	3.86	$3.25	948,159	$3.18
$4.03-6.49	1,784,843	4.85	$4.94	634,575	$5.11
$6.51-9.24	284,531	4.07	$6.88	177,765	$7.04

	3,735,134	4.3	$4.26	1,932,924	$4.06